PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 221,396	$ 248,435
Accumulated depreciation and impairment	[1]	140,559	166,472
Depreciation cost		80,837	81,963
Buildings And Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		90,564	93,499
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		44,993	70,590
Equipment Leased To Others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		76,917	73,798
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		5,930	7,782
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		444	436
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,548	$ 2,330

[1]	During the year ended December 31, 2015, the Company recorded an impairment loss of $4,106. The impairment loss was recorded as reduction of the cost of equipment leased to others and computers, software and electronic equipment in the amount of $4,030 and $76, respectively (see also note 1c).